Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

Balance Sheet as of December 31, 2015
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$78,474	$57,800	$15,627	$—	$151,901
Accounts receivable	147	140,493	14,174	—	154,814
Receivable from affiliate	27,670	—	4,501	(32,171)	—
Prepaid expenses, deposits and other	4,377	817	294	—	5,488
Derivative instruments	47,262	139,698	—	—	186,960
Deferred tax assets	—	—	—	—	—
Total current assets	157,930	338,808	34,596	(32,171)	499,163

Gas collateral account	—	3,995	82	—	4,077
Investments in subsidiaries	2,378,293	113,268	—	(2,491,561)	—
Property, plant and equipment, net	21,442	2,382,878	865,043	(26,232)	3,243,131
Deferred financing costs, net	25,329	—	4,915	—	30,244
Goodwill	—	—	39,142	—	39,142
Intangible assets, net	—	—	46,159	—	46,159
Other non-current assets	32,590	76,025	—	—	108,615
Total assets	$2,615,584	$2,914,974	$989,937	$(2,549,964)	$3,970,531

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$4,178	$48,191	$31,184	$—	$83,553
Royalties payables	—	40,572	—	—	40,572
Accrued capital expenditures	—	45,240	34,507	—	79,747
Leasehold payables	—	17,338	—	—	17,338
Other accrued liabilities	36,287	71,649	3,367	(32,171)	79,132
Total current liabilities	40,465	222,990	69,058	(32,171)	300,342

Long-term liabilities:
Long-term debt	1,297,222	—	160,000	—	1,457,222
Leasehold payable	—	6,289	—	—	6,289
Deferred tax liabilities	47,667	299,741	19,911	(95,331)	271,988
Other long-term liabilities	19,432	7,661	3,129	—	30,222
Total liabilities	1,404,786	536,681	252,098	(127,502)	2,066,063
Stockholders’ equity before noncontrolling interest	1,210,798	2,378,293	113,268	(2,422,462)	1,279,897
Noncontrolling interests in consolidated subsidiaries	—	—	624,571	—	624,571
Total liabilities and stockholders’ equity	$2,615,584	$2,914,974	$989,937	$(2,549,964)	$3,970,531

Balance Sheet as of December 31, 2014
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$181,835	$41,934	$32,361	$—	$256,130
Accounts receivable	1,773	196,974	1,153	—	199,900
Receivable from affiliates	634	55	2,198	(2,799)	88
Prepaid expenses deposits and other	1,296	1,702	341	—	3,339
Derivative instruments	47,291	85,743	—	—	133,034
Total current assets	232,829	326,408	36,053	(2,799)	592,491

Gas collateral account	—	3,995	—	—	3,995
Investments in subsidiaries	2,177,895	86,148	—	(2,264,043)	—
Property, plant and equipment, net	10,348	1,986,856	464,127	—	2,461,331
Deferred financing costs, net	20,081	—	5,022	—	25,103
Goodwill	—	294,908	39,142	—	334,050
Intangible assets, net	—	—	47,791	—	47,791
Derivative instruments	8,290	54,898	—	—	63,188
Total assets	$2,449,443	$2,753,213	$592,135	$(2,266,842)	$3,527,949

Liabilities and stockholders’ equity
Current liabilities:
Current portion of long-term debt	$—	$680	$—	$—	$680
Accounts payable	19,231	101,132	31,966	—	152,329
Royalties payables	—	37,172	—	—	37,172
Accrued capital expenditures	1,515	89,858	16,917	—	108,290
Leasehold payables	—	30,702	—	—	30,702
Deferred tax liabilities	54,688	39,197	—	(39,197)	54,688
Other accrued liabilities	26,027	27,502	2,086	(2,801)	52,814
Total current liabilities	101,461	326,243	50,969	(41,998)	436,675

Long-term liabilities:
Long-term debt	900,000	—	—	—	900,000
Leasehold payable	—	4,279	—	—	4,279
Deferred tax liabilities	12,497	237,155	10,660	(51,094)	209,218
Other long-term liabilities	3,068	7,641	1,900	—	12,609
Total liabilities	1,017,026	575,318	63,529	(93,092)	1,562,781
Stockholders’ equity before noncontrolling interest	1,432,417	2,177,895	86,148	(2,173,750)	1,522,710
Noncontrolling interest in consolidated subsidiaries	—	—	442,458	—	442,458
Total liabilities and stockholders’ equity	$2,449,443	$2,753,213	$592,135	$(2,266,842)	$3,527,949

Condensed Statement of Operations

Statement of Operations for the Year Ended December 31, 2015
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales	$—	$446,515	$—	$—	$446,515
Firm transportation sales, net	—	3,450	—	—	3,450
Gathering, compression and water services	—	—	141,823	(92,644)	49,179
Other revenue	—	2,997	—	—	2,997
Total operating revenues	—	452,962	141,823	(92,644)	502,141

Operating expenses:
Lease operating	—	44,356	—	—	44,356
Gathering, compression and transportation	—	150,015	—	(65,308)	84,707
Production taxes and impact fees	—	7,609	—	—	7,609
Exploration	—	3,137	—	—	3,137
Midstream operation and maintenance	—	—	16,988	—	16,988
Incentive unit expense	—	33,873	2,224	—	36,097
Impairment of gas properties	—	18,250	—	—	18,250
Impairment of goodwill	—	294,908	—	—	294,908
General and administrative	—	78,592	24,446	—	103,038
Depreciation, depletion and amortization	—	304,703	19,185	(1,104)	322,784
Acquisition expense	4	103	1,128	—	1,235
Amortization of intangible assets	—	—	1,632	—	1,632
Gain from sale of interest in gas properties	—	(953)	—	—	(953)
Other expense	—	6,028	492	—	6,520
Total operating expenses	4	940,621	66,095	(66,412)	940,308

Operating income (loss)	(4)	(487,659)	75,728	(26,232)	(438,167)
Interest expense	(82,664)	(166)	(4,616)	—	(87,446)
Other income	617	439	52	—	1,108
Gain on derivative instruments	68,247	205,501	—	—	273,748
Amortization of deferred financing costs	(4,072)	—	(1,052)	—	(5,124)
Equity in income (loss) of joint ventures and subsidiaries	(296,335)	10,145	—	286,190	—
Income (loss) before income taxes	(314,211)	(271,740)	70,112	259,958	(255,881)
Income tax expense	(12,118)	(25,699)	(9,295)	34,994	(12,118)
Net income (loss)	(326,329)	(297,439)	60,817	294,952	(267,999)
Less: net income attributable to noncontrolling interests	—	—	(23,337)	—	(23,337)
Net income (loss) attributable to Rice Energy	$(326,329)	$(297,439)	$37,480	$294,952	$(291,336)

Statement of Operations for the Year Ended December 31, 2014
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales	$—	$359,201	$—	$—	$359,201
Firm transportation sales, net	—	26,237	—	—	26,237
Gathering, compression and water services	—	—	7,300	(1,796)	5,504
Total operating revenues	—	385,438	7,300	(1,796)	390,942

Operating expenses:
Lease operating	—	24,971	—	—	24,971
Gathering, compression and transportation	—	37,180	—	(1,562)	35,618
Production taxes and impact fees	—	4,647	—	—	4,647
Exploration	—	4,018	—	—	4,018
Midstream operation and maintenance	—	—	4,607	—	4,607
Incentive unit expense	—	86,020	19,941	—	105,961
General and administrative	—	45,268	16,302	—	61,570
Depreciation, depletion and amortization	—	153,282	2,988	—	156,270
Acquisition expense	—	820	1,519	—	2,339
Amortization of intangible assets	—	—	1,156	—	1,156
Other expenses	—	—	207	—	207
Total operating expenses	—	356,206	46,720	(1,562)	401,364

Operating income (loss)	—	29,232	(39,420)	(234)	(10,422)
Interest expense	(27,177)	(10,130)	(12,884)	—	(50,191)
Gain on purchase of Marcellus joint venture	—	203,579	—	—	203,579
Other income (loss)	247	755	(109)	—	893
Gain on derivative instruments	55,580	130,897	—	—	186,477
Amortization of deferred financing costs	(2,006)	(489)	—	—	(2,495)
Loss on extinguishment of debt	—	(7,654)	—	—	(7,654)
Write-off of deferred financing costs	—	(6,896)	—	—	(6,896)
Equity in income (loss) of joint ventures and subsidiaries	193,119	(47,208)	—	(148,567)	(2,656)
Income (loss) before income taxes	219,763	292,086	(52,413)	(148,801)	310,635
Income tax expense	(91,600)	(98,731)	8,440	90,291	(91,600)

Net income (loss)	128,163	193,355	(43,973)	(58,510)	219,035
Less: net income attributable to noncontrolling interests	—	—	(581)	—	(581)
Net income (loss) attributable to Rice Energy	$128,163	$193,355	$(44,554)	$(58,510)	$218,454

Statement of Operations for the Year Ended December 31, 2013
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating revenues:
Natural gas sales	$—	$87,847	$—	$—	$87,847
Gathering, compression and water services	—	—	83	—	83
Other revenue	—	763	(6)	—	757
Total operating revenues	—	88,610	77	—	88,687

Operating expenses:
Lease operating	—	8,309	—	—	8,309
Gathering, compression and transportation	—	8,362	—	—	8,362
Production taxes and impact fees	—	1,629	—	—	1,629
Exploration	—	9,951	—	—	9,951
Midstream operation and maintenance	—	—	1,412	—	1,412
Restricted unit expense	—	32,906	—	—	32,906
General and administrative	—	16,636	317	—	16,953
Depreciation, depletion and amortization	—	32,421	394	—	32,815
(Gain) loss from sale of interest in gas properties	—	4,230	—	—	4,230
Total operating expenses	—	114,444	2,123	—	116,567

Operating (loss)	—	(25,834)	(2,046)	—	(27,880)
Interest expense	—	(17,915)	—	—	(17,915)
Other (loss)	—	(357)	(83)	—	(440)
Gain on derivative instruments	—	6,891	—	—	6,891
Amortization of deferred financing costs	—	(5,230)	—	—	(5,230)
Loss on extinguishment of debt	—	(10,622)	—	—	(10,622)
Equity in income of joint ventures and subsidiaries	—	17,848	—	1,572	19,420
Net income (loss)	$—	$(35,219)	$(2,129)	$1,572	$(35,776)

Condensed Statement of Cash Flows

Condensed Statement of Cash Flows for the Year Ended December 31, 2015
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(59,213)	$413,989	$85,547	$(27,336)	$412,987

Capital expenditures for property and equipment	(9,775)	(859,359)	(404,476)	27,336	(1,246,274)
Investment in subsidiaries	(421,063)	11,614	—	409,449	—
Acquisition of Greene County assets	—	19,054	—	—	19,054
Proceeds from sale of interest in gas properties	—	10,201	—	—	10,201
Net cash used in investing activities	(430,838)	(818,490)	(404,476)	436,785	(1,217,019)

Proceeds from borrowings	411,932	—	502,000	—	913,932
Repayments of debt obligations	(15,922)	(697)	(342,000)	—	(358,619)
Distributions to the Partnership’s public unitholders	—	—	(17,017)	—	(17,017)
Debt issuance costs	(9,320)	—	(946)	—	(10,266)
Proceeds from issuance of common stock sold in our IPO, net of offering costs	—	—	(129)	—	(129)
Proceeds from issuance of common units sold by RMP, net of offering costs	—	—	171,902	—	171,902
Contributions from parent, net	—	421,064	(11,615)	(409,449)	—
Net cash provided by financing activities	386,690	420,367	302,195	(409,449)	699,803

Increase (decrease) in cash	(103,361)	15,866	(16,734)	—	(104,229)
Cash, beginning of year	181,835	41,934	32,361	—	256,130
Cash, end of year	$78,474	$57,800	$15,627	$—	$151,901

Condensed Statement of Cash Flows for the Year Ended December 31, 2014
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$16,139	$96,147	$(27,211)	$—	$85,075

Capital expenditures for property and equipment	(8,588)	(684,541)	(277,145)	—	(970,274)
Acquisition of Marcellus joint venture, net of cash acquired	—	(27,766)	(55,000)	—	(82,766)
Acquisition of Momentum assets	—	(400)	(111,447)	—	(111,847)
Acquisition of Greene County assets	—	(329,469)	—	—	(329,469)
Proceeds from sale of interest in gas properties	—	12,891	—	—	12,891
Net cash used in investing activities	(8,588)	(1,029,285)	(443,592)	—	(1,481,465)

Proceeds from borrowings	900,000	190,000	—	—	1,090,000
Repayments of debt obligations	—	(689,873)	—	—	(689,873)
Restricted cash for convertible debt	—	8,268	—	—	8,268
Debt issuance costs	(19,522)	—	(5,021)	—	(24,543)
Proceeds from conversion of warrants	1,975	—	—	—	1,975
Proceeds from issuance of common stock sold in our IPO, net of offering costs	597,088	—	—	—	597,088
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of offering costs	196,254	—	—	—	196,254
Proceeds from issuance of common units sold in RMP IPO, net of offering costs	—	—	441,739	—	441,739
Contributions from parent, net	(1,501,511)	1,435,269	66,242	—	—
Net cash provided by financing activities	174,284	943,664	502,960	—	1,620,908
Increase (decrease) in cash	181,835	10,526	32,157	—	224,518
Cash, beginning of year	—	31,408	204	—	31,612
Cash, end of year	$181,835	$41,934	$32,361	$—	$256,130

Condensed Statement of Cash Flows for the Year Ended December 31, 2013
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$34,428	$(756)	$—	$33,672

Capital expenditures for property and equipment	—	(406,179)	(59,208)	—	(465,387)
Proceeds from sale of interest in gas properties	—	6,792	—	—	6,792
Net cash used in investing activities	—	(399,387)	(59,208)	—	(458,595)

Proceeds from borrowings	—	435,500	—	—	435,500
Repayments of debt obligations	—	(160,760)	—	—	(160,760)
Restricted cash for convertible debt	—	(8,268)	—	—	(8,268)
Debt issuance costs	—	(12,194)	—	—	(12,194)
Common stock issuance	—	135,815	60,162	—	195,977
Repurchase of common stock	—	(2,267)	—	—	(2,267)
Net cash provided by financing activities	—	387,826	60,162	—	447,988
Increase (decrease) in cash	—	22,867	198	—	23,065
Cash, beginning of year	—	8,541	6	—	8,547
Cash, end of year	$—	$31,408	$204	$—	$31,612